Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts Receivable, Net

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable, gross	167,434,968	142,543,972
Allowance for doubtful accounts:
Balance at beginning of year	-	(9,817,494)
Additional provision for bad debt	(9,817,494)	-
Write-offs	-	-
Disposal of film and television business	-	9,817,494

Balance at end of year	(9,817,494)	-

Accounts receivable, net	157,617,474	142,543,972